SUBSEQUENT EVENT (Details) - Subsequent Event. - $ / shares	Apr. 18, 2022	Jan. 02, 2022
Minimum
Subsequent Event [Line Items]
Share Price, Cash	$ 3.20
Maximum
Subsequent Event [Line Items]
Share Price, Cash	3.70	$ 3.7
American Depository shares
Subsequent Event [Line Items]
Number of ADS represents one share		1
American Depository shares | Minimum
Subsequent Event [Line Items]
Share Price, Cash	1.60
American Depository shares | Maximum
Subsequent Event [Line Items]
Share Price, Cash	$ 1.85	$ 1.85